Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue
3 Revenue

Revenue is measured based on the consideration to which Just Eat Takeaway.com expects to be entitled from contracts with customers and excludes amounts collected on behalf of third parties. Just Eat Takeaway.com recognises revenue when it transfers control of a product or service to a customer.

A performance obligation is the unit of account for revenue recognition. At contract inception, Just Eat Takeaway.com identifies the performance obligations within the contract. To determine whether a promised service (or bundle of services) is distinct, Just Eat Takeaway.com applies judgment using two criteria:

•	Capable of being distinct: the customer can benefit from the good or service on its own or together with other readily available resources. If Just Eat Takeaway.com regularly sells the good or service separately, then this is an indicator for the good or service’s capability of being distinct.
•	Distinct within the context of the contract: Just Eat Takeaway.com considers a promise distinct within the context of the contract when the promised transfer of the good or service is separately identifiable from other promises in the contract.

Revenue is derived principally from commission fees paid by Partners for use of Just Eat Takeaway.com’s platforms in connecting Partners to consumers and from delivery services provided. Revenue is presented net of any discounts provided to Partners or consumers, VAT and other sales-related taxes. There are no significant financing components in the contracts.

Revenue, disaggregated according to whether it is order-driven or ancillary in nature, is as follows:

€ millions	2021	2020	2019
Order-driven revenue	4,314	1,975	410
Ancillary revenue	181	67	6
Revenue	4,495	2,042	416

Just Eat Takeaway.com has revised its disaggregation of revenue. The purpose of the revision is to distinguish between revenues which are earned directly from orders placed on Just Eat Takeaway.com's platforms and revenues which are not. The comparatives have been adjusted accordingly.

For all revenue streams of Just Eat Takeaway.com, no obligation for returns or other forms of warranty are applicable, other than the vouchers and refunds issued as described below.

Due to Just Eat Takeaway.com’s highly fragmented participating Partner base, no single Partner contributed 10% or more to Just Eat Takeaway.com’s revenue in 2021 (2020: none, 2019: none).

Order-driven revenue

Order-driven revenue consists of all revenue streams which are earned from orders placed on Just Eat Takeaway.com’s platforms. Order-driven revenue is earned from Partners and consumers and primarily includes commission fees and consumer delivery fees which are charged on a per order basis.

Commission revenue

Commission revenue is earned through the contracts with Partners and through arrangements entered into with consumers via Just Eat Takeaway.com’s ordering platforms. Commission revenue primarily arises from commission fees charged for order facilitation services, including those commissions from Partners where Just Eat Takeaway.com also provides the delivery services.

The primary performance obligation in the contracts with Partners is to connect Partners with consumers and facilitate orders. For Partners that do not deliver themselves, there is an additional performance obligation to provide delivery services.

Commission revenue is primarily earned from Partners on a per order basis as a percentage of the order value. The commission charged covers both the order facilitation performance obligation and, where the Partner has opted for delivery services, commission for that delivery service performance obligation. Revenue is recognised when the order is delivered, being the point at which no transactional obligations remain. Just Eat Takeaway.com typically receives the fees within a short period of time following completion of the transaction.

For the order facilitation service, Just Eat Takeaway.com acts as an agent and recognises revenue on a net basis. For the delivery service, Just Eat Takeaway.com acts as a principal and recognises revenue on a gross basis, with the cost of delivery recorded in Order fulfilment costs.

Consumer delivery fees

Consumer delivery fee revenue is earned when Just Eat Takeaway.com is responsible for providing the delivery services for orders from Partners that do not deliver themselves.

Consumer delivery fees are charged on a per order basis. Revenue is recognised when the order is delivered, being the point at which no transactional obligations remain. This is irrespective of whether the individual making the delivery is an employed courier, independent contractor or a courier hired through a third-party delivery company or agency, as Just Eat Takeaway.com maintains primary responsibility for delivery under all of these arrangements. Just Eat Takeaway.com typically receives the fees within a short period of time following completion of the transaction. For the delivery service, Just Eat Takeaway.com acts as a principal and recognises revenue on a gross basis, with the cost of delivery recorded in Order fulfilment costs.

Vouchers and refunds

Discount vouchers are offered to a limited number of consumers to acquire, re-engage, or generally increase consumers’ use of Just Eat Takeaway.com’s platforms. Discount vouchers are recognised as a reduction to revenue when the voucher is redeemed by the consumer. As the discount does not establish a contract with the consumer and is in respect of future orders, no liability is recorded at the point when the discount vouchers are issued. Discount vouchers have an expiry date.

Refunds and customer care vouchers are given where there is an unsatisfactory consumer experience. Refunds and customer care vouchers are recognised as a reduction to revenue when the refund or voucher is awarded, which typically occurs shortly after the original order.  Upon issuance of a voucher a proportion of the transaction price is allocated and deferred as a liability. The liability recognised at the end of each reporting year reflects amounts for customer care vouchers not yet redeemed or credited to a consumer’s account, excluding any which have expired or are not expected to be redeemed.

Ancillary revenue

Ancillary revenue consists of any other revenue streams which are not earned from orders placed on Just Eat Takeaway.com's platforms. It primarily includes sale of merchandise, promoted placement fees which are not earned on a per order basis, and subscription fees.

Merchandise

Revenue for the sale of merchandise is recognised at the point the goods are delivered and control has transferred to Partners.

Promoted placement

Depending on the market, promoted placement fees are charged to Partners using a cost per order model, which is classified as order-driven revenue, and cost per click model or a fixed-fee model which are classified as ancillary revenues as they do not relate directly to orders.

For all three models, Just Eat Takeaway.com’s performance obligation is to place the Partner in a promoted position appearing more prominently in the search results on the platform for selected locations and, for the fixed fee model, for a specific duration as agreed upon in the contract. Under the cost per order and cost per click models, revenue is recognised when the order is delivered or when the clicks have been generated, respectively. Under the fixed fee model, revenue is recognised on a time-elapsed basis over the duration of the contract.

Subscription fees

Subscription revenue consists of subscription fees charged either to Partners to access the platforms or to consumers in return for zero delivery fees on qualifying orders from eligible Partners. Just Eat Takeaway.com's performance obligations to Partners and consumers are respectively to provide access to the platforms and to stand-ready to provide delivery services. Just Eat Takeaway.com acts as a principal for both performance obligations. Revenue is recognised on a time-elapsed basis over the period of the contract as this best reflects the transfer of the services to Partners and consumers.

Contract Acquisition Costs

Just Eat Takeaway.com defers the incremental costs of obtaining and renewing Partner contracts, primarily consisting of commissions and bonuses and related payroll taxes, as contract acquisition assets within Other non-current assets. Contract acquisition assets are amortised on a straight-line basis to Staff costs over the useful life of the contract, which is estimated to be approximately 4 years based on anticipated customer renewals. As at 31 December 2021, Just Eat Takeway.com deferred €20 million of contract acquisition costs (2020: nil). During 2021, €1 million of related expenses were amortised (2020: nil, 2019: nil).